Supplement to the
Fidelity® Fund
August 28, 2010
Prospectus

Shareholder Meeting. The Board of Trustees has approved several changes to Fidelity Fund intended to modify the fund's investment policies and adopt an amended and restated management contract. These changes will not occur until shareholder approvals have been obtained.

Shareholders of Fidelity Fund will be asked to vote to modify the fund's fundamental investment policies to remove references relating to selecting securities for their income characteristics. Shareholders of Fidelity Fund will also be asked to vote to adopt an amended and restated management contract. The amended and restated management contract would (i) increase the fund's individual fund fee rate component to reflect Fidelity's standard management fee rate for domestic equity funds, (ii) subject to shareholder approval of (i), add a performance adjustment component to the management fee based on the fund's performance versus the S&P 500® Index and (iii) allow the Board of Trustees to designate an alternative performance adjustment in the future, without a shareholder vote, when permitted by applicable law.

If approved, the changes will take effect on the first day of the month following the shareholder meeting, which is currently expected to occur in the third quarter of 2011. To determine whether the proposals were approved by shareholders, visit www.fidelity.com.

Shareholders of record will be entitled to vote at the meeting. The foregoing is not a solicitation of any proxy. Please read the proxy statement when it is available because it will contain important information relating to the proposals. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

In addition to the above, effective July 1, 2011, the fund will change the frequency of its income distributions from quarterly to semi-annually.

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

FID-11-01  February 1, 2011
1.712065.116

Supplement to the
Fidelity® Fund
Class K
August 28, 2010
Prospectus

Shareholder Meeting. The Board of Trustees has approved several changes to Fidelity Fund intended to modify the fund's investment policies and adopt an amended and restated management contract. These changes will not occur until shareholder approvals have been obtained.

Shareholders of Fidelity Fund will be asked to vote to modify the fund's fundamental investment policies to remove references relating to selecting securities for their income characteristics. Shareholders of Fidelity Fund will also be asked to vote to adopt an amended and restated management contract. The amended and restated management contract would (i) increase the fund's individual fund fee rate component to reflect Fidelity's standard management fee rate for domestic equity funds, (ii) subject to shareholder approval of (i), add a performance adjustment component to the management fee based on the fund's performance (calculated by reference to the investment performance of the fund's retail class) versus the S&P 500® Index and (iii) allow the Board of Trustees to designate an alternative performance adjustment in the future, without a shareholder vote, when permitted by applicable law.

If approved, the changes will take effect on the first day of the month following the shareholder meeting, which is currently expected to occur in the third quarter of 2011. To determine whether the proposals were approved by shareholders, visit www.401k.com.

Shareholders of record will be entitled to vote at the meeting. The foregoing is not a solicitation of any proxy. Please read the proxy statement when it is available because it will contain important information relating to the proposals. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5092. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

In addition to the above, effective July 1, 2011, the fund will change the frequency of its income distributions from quarterly to semi-annually.

Effective October 1, 2010, FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

FID-K-11-01  February 1, 2011
1.900379.102